RISK AND UNCERTAINTIES	12 Months Ended
Dec. 31, 2024
EBP 002
EBP, Risk and Uncertainty [Line Items]
RISK AND UNCERTAINTIES	RISK AND UNCERTAINTIES
The Plan invests in various investment instruments, and investment securities are exposed to various risks, such as interest rate, credit and market volatility. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants' account balances and the amounts reported in the financial statements.